Investment Objectives and Goals	Dec. 29, 2025
Archer Balanced Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Archer Balanced Fund (the “Fund”) seeks total return.
Archer Income Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Archer Income Fund (the “Fund”) is to provide you with current income while secondarily striving for capital appreciation.
Archer Stock Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Archer Stock Fund (the “Fund”) is capital appreciation.
Archer Dividend Growth Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Archer Dividend Growth Fund (the “Fund”) seeks to provide income and, as a secondary focus, long-term capital appreciation.
Archer Focus Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Archer Focus Fund (the “Fund”) seeks long-term growth of capital.
Archer Multi Cap Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Archer Multi Cap Fund (the “Fund”) seeks long-term growth of capital.